Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)/income from continuing operations	$ (107,491)	$ (284,673)	$ (528,468)
Adjustments to reconcile net (loss)/income from operations to net cash (used in)/ provided by operating activities
Depreciation and amortization		373	$ 5,264
Impairment loss on receivables		83,410
Write off of property and equipment		$ 3,384
Accrued dividend			$ 85,233
Changes in assets and liabilities
Other receivable and prepaid expense			(56,696)
Accrued liabilities	$ (14,024)	$ (168,720)	(93,774)
Net cash (used in)/provided by operating activities	$ (121,515)	(366,226)	$ (588,441)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of fixed assets		$ (882)
Net proceeds from disposal of subsidiaries			$ 111,368
Net cash (used in)/provided by investing activities		$ (882)	111,368
CASH FLOWS FROM FINANCING ACTIVITIES
Redemption of Preferred Stock			(1,000,000)
Net cash used in financing activities			(1,000,000)
NET INCREASE/(DECREASE) IN CASH	$ (121,515)	$ (367,108)	(1,477,073)
EXCHANGE RATE EFFECT ON CASH	(343)	8,985	22,420
CASH - BEGINNING OF PERIOD	304,955	663,078	2,117,731
CASH - END OF PERIOD	$ 183,097	$ 304,955	$ 663,078